Defined benefit plans - Summary of sensitivity analysis for actuarial assumptions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	₩ (183,183)	₩ (180,402)
Decrease	199,684	204,053
Future salary increase rate
Sensitivity analysis for actuarial assumptions [Line Items]
Increase	202,468	211,736
Decrease	₩ (191,712)	₩ (190,347)